Provisions for expected credit losses - Provision for ECL on loans and credit commitments by stage (Details) $ in Millions	6 Months Ended
	Mar. 31, 2025 AUD ($)	Sep. 30, 2024 AUD ($)	Mar. 31, 2024 AUD ($)	Sep. 30, 2023 AUD ($)
Loans and credit commitments
Gross loans and credit commitments	$ 1,047,142	$ 1,023,446	$ 999,705
Gross loans and credit commitments, percentage movement from prior period	2.00%
Gross loans and credit commitments, percentage movement from same period in prior year	5.00%
Coverage ratio on loans (%)	0.55%	0.56%	0.58%
Coverage ratio on loans, basis points movement from prior period	0.01
Coverage ratio on loans, basis points movement from same period in prior year	0.03
Coverage ratio on loans and credit commitments (%)	0.48%	0.50%	0.51%
Coverage ratio on loans and credit commitments, basis points movement from prior period	0.02
Coverage ratio on loans and credit commitments, basis points movement from same period in prior year	0.03
Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	$ 611	$ 536	$ 461
Provisions for expected credit losses, percentage movement from prior period	14.00%
Provisions for expected credit losses, percentage movement from same period in prior year	33.00%
Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	$ 4,451	4,548	4,660
Provisions for expected credit losses, percentage movement from prior period	(2.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(4.00%)
Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,578	4,568	4,582
Provision for impairment on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 484	516	539
Provisions for expected credit losses, percentage movement from prior period	(6.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(10.00%)
Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,062	5,084	5,121	$ 4,930
Provisions for expected credit losses, percentage movement from same period in prior year	(1.00%)
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 873	761	712	706
Provisions for expected credit losses, percentage movement from prior period	15.00%
Provisions for expected credit losses, percentage movement from same period in prior year	23.00%
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,410	2,594	2,713	2,808
Provisions for expected credit losses, percentage movement from prior period	(7.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(11.00%)
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,779	$ 1,729	$ 1,696	$ 1,416
Provisions for expected credit losses, percentage movement from prior period	3.00%
Provisions for expected credit losses, percentage movement from same period in prior year	5.00%